Note 9 - Common Stock and Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights
	Warrants Outstanding	Weighted Average Exercise Price

Balance, December 31, 2012	5,710	$12.50
Warrants granted	-	-
Warrants expired	(5,710)	$(12.50)
Balance, June 30, 2013	-	$-